Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

October 31, 2019

Dates Covered
Collections Period	10/01/19 - 10/31/19
Interest Accrual Period	10/15/19 - 11/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/19	498,898,459.26	29,162
Yield Supplement Overcollateralization Amount 09/30/19	22,081,249.93	0
Receivables Balance 09/30/19	520,979,709.19	29,162
Principal Payments	21,026,440.49	796
Defaulted Receivables	490,271.65	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/19	20,792,668.90	0
Pool Balance at 10/31/19	478,670,328.15	28,339

Pool Statistics	$ Amount	# of Accounts
Pool Factor	46.26%
Prepayment ABS Speed	1.35%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	4,738,971.94	238
Past Due 61-90 days	1,477,543.03	71
Past Due 91-120 days	555,275.12	24
Past Due 121+ days	0.00	0
Total	6,771,790.09	333

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.36%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	267,750.66
Aggregate Net Losses/(Gains) - October 2019	222,520.99
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.51%
Prior Net Losses Ratio	0.59%
Second Prior Net Losses Ratio	0.61%
Third Prior Net Losses Ratio	0.50%
Four Month Average	0.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.70%

Overcollateralization Target Amount	12,684,763.70
Actual Overcollateralization	12,684,763.70
Weighted Average APR	3.08%
Weighted Average APR, Yield Adjusted	5.45%
Weighted Average Remaining Term	44.75

Flow of Funds	$ Amount

Collections	22,611,804.45
Investment Earnings on Cash Accounts	4,015.02
Servicing Fee	(434,149.76)
Transfer to Collection Account	0.00
Available Funds	22,181,669.71

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	955,781.54
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	7,007,321.94
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	12,684,763.70
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,460,155.70

Total Distributions of Available Funds	22,181,669.71

Servicing Fee	434,149.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 10/15/19	485,677,650.09
Principal Paid	19,692,085.64
Note Balance @ 11/15/19	465,985,564.45

Class A-1
Note Balance @ 10/15/19	0.00
Principal Paid	0.00
Note Balance @ 11/15/19	0.00
Note Factor @ 11/15/19	0.0000000%

Class A-2
Note Balance @ 10/15/19	31,997,650.09
Principal Paid	19,692,085.64
Note Balance @ 11/15/19	12,305,564.45
Note Factor @ 11/15/19	3.6192837%

Class A-3
Note Balance @ 10/15/19	340,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	340,000,000.00
Note Factor @ 11/15/19	100.0000000%

Class A-4
Note Balance @ 10/15/19	83,100,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	83,100,000.00
Note Factor @ 11/15/19	100.0000000%

Class B
Note Balance @ 10/15/19	30,580,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	30,580,000.00
Note Factor @ 11/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,029,428.37
Total Principal Paid	19,692,085.64
Total Paid	20,721,514.01

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	58,395.71
Principal Paid	19,692,085.64
Total Paid to A-2 Holders	19,750,481.35

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0277018
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.6590584
Total Distribution Amount	20.6867602

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1717521
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	57.9178989
Total A-2 Distribution Amount	58.0896510

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	355.84
Noteholders' Principal Distributable Amount	644.16

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/19	2,548,816.60
Investment Earnings	4,011.13
Investment Earnings Paid	(4,011.13)
Deposit/(Withdrawal)	-
Balance as of 11/15/19	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60